Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,499,995	$ 1,446,581
Accounts receivable, net	542,273	545,120
Inventories	102,292	97,733
Income tax receivable	42,551	0
Prepaid expenses and other	189,244	142,349
Total current assets	2,376,355	2,231,783
Property and equipment, net	19,635,459	18,425,023
Other assets
Investments in and advances to unconsolidated affiliates	1,033,297	1,219,346
Goodwill	1,806,531	1,817,119
Other intangible assets, net	3,877,960	4,087,706
Other long-term assets, net	430,440	393,423
Total other assets	7,148,228	7,517,594
Total assets	29,160,042	28,174,400
Current liabilities
Accounts payable	255,028	250,477
Construction payable	474,807	270,361
Income tax payable	0	10,654
Current portion of long-term debt	158,042	8,375
Accrued interest on long-term debt	135,785	159,028
Other accrued liabilities	2,114,635	1,637,708
Total current liabilities	3,138,297	2,336,603
Deferred income taxes, net	1,295,375	2,536,500
Long-term debt, net	12,751,052	12,979,220
Other long-term obligations	284,416	325,981
Commitments and contingencies (Note 12)
Redeemable noncontrolling interests	79,778	54,139
Stockholders' equity
Common stock, $.01 par value: authorized 1,000,000,000 shares, issued and outstanding 566,275,789 and 574,123,706 shares	5,663	5,741
Capital in excess of par value	5,357,709	5,653,575
Retained earnings	2,217,299	518,456
Accumulated other comprehensive income (loss)	(3,610)	15,053
Total MGM Resorts International stockholders' equity	7,577,061	6,192,825
Noncontrolling interests	4,034,063	3,749,132
Total stockholders' equity	11,611,124	9,941,957
Total liabilities and stockholders' equity	$ 29,160,042	$ 28,174,400